Description of Business	12 Months Ended
Dec. 31, 2010
Description of Business
Description of Business

1. Description of Business

UnitedHealth Group Incorporated (also referred to as "UnitedHealth Group" and "the Company") is a diversified health and well-being company dedicated to making health care work better. The Company emphasizes enhancing the performance of the health system and improving the overall health and well-being of the people it serves and their communities. The Company helps people get the care they need at an affordable cost; supports the physician/patient relationship; and empowers people with the information, guidance and tools they need to make personal health choices and decisions.

The Company's primary focus is on improving the health care system by simplifying the administrative components of health care delivery, promoting evidence-based medicine as the standard for care, and providing relevant, actionable data that physicians, health care professionals, consumers, employers and other participants in health care can use to make better, more informed decisions.

Through its diversified family of businesses, the Company leverages core competencies in advanced technology-based transactional capabilities; health care data, knowledge and information; and health care resource organization and care facilitation to improve access to health and well-being services, simplify the health care experience, promote quality and make health care more affordable.